Shareholder Report, Line Graph (Details) 164198_Hotchkis - Wiley Diversified Value Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 25,874	$ 23,406	$ 19,755	$ 16,945	$ 18,517	$ 11,105	$ 13,490	$ 13,255	$ 12,097	$ 9,472	$ 30,394
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,114	28,721	23,327	19,610	22,767	15,792	14,824	13,602	11,851	10,000	$ 40,672
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	23,414	20,592	18,214	16,330	17,525	12,197	13,379	12,335	11,553	10,000	$ 29,763
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Index
Accumulated Value	$ 34,017	$ 29,410	$ 23,742	$ 19,890	$ 22,871	$ 15,986	$ 14,873	$ 13,519	$ 11,803	$ 10,000	$ 41,509